Shareholder Fees - CAUSEWAY INTERNATIONAL VALUE FUND	Jan. 28, 2021 USD ($)
Investor Class
Shareholder Fees:
Shareholder Fee, Other	none
Institutional Class
Shareholder Fees:
Shareholder Fee, Other	none